Financial Assets and Financial Liabilities - Summary of Maximum Exposure Loss from Continuing Involvement Derecognized Financial Assets (Details) - Financial Assets At Fair Value Through Profit Or Loss, Category [Member] - Subordinate debt - KRW (₩)
₩ in Millions
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of continuing involvement in derecognised financial assets [line items]
Carrying amount of continuing involvement	₩ 603	₩ 821
Fair value of continuing involvement	603	821
Discovery 2nd Securitization Specialty Co., Ltd.
Disclosure of continuing involvement in derecognised financial assets [line items]
Carrying amount of continuing involvement	564	564
Fair value of continuing involvement	564	564
AP 4D ABS Ltd.
Disclosure of continuing involvement in derecognised financial assets [line items]
Carrying amount of continuing involvement	39	257
Fair value of continuing involvement	₩ 39	₩ 257